Nature of business and organization (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jul. 01, 2024	May 07, 2024	May 06, 2024	Jun. 08, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				80,000
Surrendering Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	428,571
Share price	$ 35
Number of shares surrendered	71,429
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		428,571
Share Purchase Agreement [Member] | Fortress Cove Limited (“Fortress Cove”) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration shares			500,000
Value of consideration shares			$ 15.0
Description for ordinary shares issuable			An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CKHP’s net income for the fiscal years 2024 and 2025 are met.